CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares		Mar. 31, 2018 USD ($) $ / shares shares		Mar. 31, 2017 INR (₨) ₨ / shares shares		Mar. 31, 2016 INR (₨) ₨ / shares shares
Analysis of income and expense [abstract]
Revenues	₨ 142,028	[1],[2]	$ 2,181	[3]	₨ 140,809	[1],[2]	₨ 154,708	[1],[2]
Cost of revenues	65,724		1,009	[3]	62,453		62,427
Gross profit	76,304		1,172	[3]	78,356		92,281
Selling, general and administrative expenses	46,910		720	[3]	46,372		45,702
Research and development expenses	18,265		281	[3]	19,551		17,834
Other (income)/expense, net	(788)		(12)	[3]	(1,065)		(874)
Total operating expenses	64,387		989	[3]	64,858		62,662
Results from operating activities	11,917		183	[3]	13,498		29,619
Finance income	2,897		44	[3]	1,587		2,251
Finance expense	(817)		(13)	[3]	(781)		(4,959)
Finance (expense)/income, net	2,080		32	[3]	806		(2,708)
Share of profit of equity accounted investees, net of tax	344		5	[3]	349		229
Profit before tax	14,341		220	[3]	14,653		27,140
Tax expense	4,535		70	[3]	2,614		7,127
Profit for the year	9,806		151	[3]	12,039		20,013
Attributable to:
Equity holders of the Company	9,806		151	[3]	12,039		20,013
Non-controlling interest	0		0	[3]	0		0
Profit for the year	₨ 9,806		$ 151	[3]	₨ 12,039		₨ 20,013
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)	₨ 59.13		$ 0.91	[3]	₨ 72.24		₨ 117.34
Diluted earnings per share of Rs.5/- each | (per share)	₨ 59		$ 0.91	[3]	₨ 72.09		₨ 116.98
Weighted average number of equity shares used in computing earnings per share:
Basic	165,845,408		165,845,408		166,648,943		170,547,643
Diluted	166,185,552		166,185,552		166,997,675		171,072,780

[1]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[2]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))